SIGNIFICANT CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of major customers [abstract]
Disclosure of detailed information about operating segments [Table Text Block]
	December 31,	December 31,	December 31,
	2023	2022	2021
Customer A	$5,799,424	$5,312,839	$2,787,027
Customer B	$-	$1,837,438	$932,248
Customer C	$-	$1,131,112	$1,314,843